SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory tax rate	(21.00%)	(21.00%)
State tax rate, net of federal benefit	(7.00%)	(7.00%)
Total federal and state tax rate	(28.00%)	(28.00%)
Valuation allowance	28.00%	28.00%
Effective tax rate